Supplement Dated May 31, 2019
to the Prospectus and
Statement of Additional Information
Dated July 11, 2018,
As Revised August 15, 2018,
As Previously Supplemented,
of
MORNINGSTAR FUNDS TRUST
Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Unconstrained Allocation Fund
Morningstar Alternatives Fund
 (each, a “Fund,” and collectively, the “Funds”)

Update to Fund Management (Morningstar Global Income Fund, Morningstar Defensive Bond Fund, Morningstar Unconstrained Allocation Fund, Morningstar Alternatives Fund)

I. Effective immediately, the footnote to the table following “Fund Management” in the Summary Section for each of the Morningstar Global Income Fund (PRO p. 15), Morningstar Defensive Bond Fund (PRO p. 30), Morningstar Unconstrained Allocation Fund (PRO p. 41) and Morningstar Alternatives Fund (PRO p. 47) is hereby removed.

Elimination of Fee Waiver Recapture (All Funds)

II. Effective immediately, the following language is removed from the third footnote under the table in the “Fees and Expenses of the Fund” section of the Summary Section for each of the Morningstar U.S. Equity Fund (PRO p. 1), Morningstar International Equity Fund (PRO p. 6), Morningstar Municipal Bond Fund (PRO p. 23) and Morningstar Multisector Bond Fund (PRO p. 32) and from the fourth footnote under the table in the “Fees and Expenses of the Fund” section of the Summary Section for the Morningstar Total Return Bond Fund (PRO p. 17) and Morningstar Defensive Bond Fund (PRO p. 27):

Subject to approval by the board, the Fund has agreed to reimburse the adviser for any waived fees or expenses assumed for the Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years after the end of the calendar month in which the adviser waived fees or assumed expenses for the Fund, and (2) can be repaid without causing the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) to exceed the lesser of any applicable expense limitation that was in place for the Fund at the time of the waiver and/or assumption of expenses or at the time of the repayment.

III. Effective immediately, the following language from under the Expense Cap table under the “Management of the Funds—Investment Adviser” section of the Prospectus (PRO p. 71) is removed:

Subject to approval by the Trust’s board, the Funds have agreed to reimburse the adviser for any waived fees or expenses assumed for a Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years after the end of the calendar month in which the adviser waived fees or assumed expenses for the Fund, and (2) can be repaid without causing the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) of the Fund to exceed the lesser of any applicable expense limitation that was in place for the Fund at the time of the waiver and/or assumption of expenses or at the time of the repayment.

IV. Effective immediately, the following language from under the Expense Cap table under the “The Funds’ Investment Team” section of the Statement of Additional Information (SAI p. 49) is removed:

Subject to approval by the board, the Funds have agreed to reimburse the adviser for any waived fees or expenses assumed for a Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years after the end of the calendar month in which the adviser waived fees or assumed expenses for the Fund, and (2) can be repaid without causing the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) of the Fund to exceed the lesser of any applicable expense limitation that was in place for the Fund at the time of the waiver and/or assumption of expenses or at the time of the repayment.

Name Change of SSI Investment Management, Inc. to SSI Investment Management LLC (Morningstar Alternatives Fund)

V. Effective as of the date of this supplement, all references to “SSI Investment Management, Inc.” are replaced with “SSI Investment Management LLC.”

VI. Effective as of the date of this supplement, in the “Management of the Funds—Subadvisers and Portfolio Managers—Morningstar Alternatives Fund” section of the Prospectus (PRO p. 89–90), the SSI Investment Management, Inc. paragraph is replaced with the following:

SSI Investment Management LLC (SSI), 9440 Santa Monica Boulevard, 8th Floor, Beverly Hills, CA 90210, serves as a subadviser to the Fund under a subadvisory agreement (the SSI Subadvisory Agreement) with Morningstar on behalf of the Fund. SSI is registered as an investment adviser with the SEC and was founded in 1973. SSI is majority-owned by Resolute Investment Managers, Inc., a diversified, multi-affiliate asset management platform with more than 40 affiliated and independent investment management partnerships. The minority interest in SSI is held by SSI Investment Management, Inc., the previous subadviser, which is owned by current and former employees of SSI. As of March 31, 2019, SSI had approximately $1.9 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of SSI’s allocated portion of the Fund’s portfolio:

VII. Effective as of the date of this supplement, in the “The Funds’ Investment Team—The Subadvisers—Morningstar Alternatives Fund” section of the Statement of Additional Information (SAI p. 53), the SSI Investment Management, Inc. paragraph is replaced with the following:

SSI Investment Management LLC (SSI) is a subadviser for the Fund pursuant to a Subadvisory Agreement with the adviser and the Trust. SSI is majority-owned by Resolute Investment Managers, Inc., a diversified, multi-affiliate asset management platform with more than 40 affiliated and independent investment management partnerships. The minority interest in SSI is held by SSI Investment Management, Inc., the previous subadviser, which is owned by current and former employees of SSI. For its services as subadviser to its portion of the Fund’s assets, SSI is entitled to receive a fee from the adviser.

Resignation of John P. McLaughlin from Morningstar Investment Management LLC (Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Multisector Bond Fund)

VIII. Effective as of the date of this supplement, John P. McLaughlin has resigned from Morningstar Investment Management LLC and will no longer serve as a portfolio manager for the Funds.  Accordingly, as of the date of this supplement, all references to John P. McLaughlin are deleted.  Following Mr. McLaughlin’s resignation, Daniel E. McNeela, CFA, a senior portfolio manager and co-head of target risk strategies for Morningstar’s Investment Management group, and Michelle R. Ward, CFA, an associate portfolio manager for Morningstar’s Investment Management group, who have served together as portfolio managers of the Funds since their inception, will continue to be primarily responsible for the day-to-day management of the Funds’ portfolios on behalf of Morningstar Investment Management LLC.

Wells Capital Management Incorporated Portfolio Manager Update (Morningstar Municipal Bond Fund)

IX. Effective June 1, 2019, Lyle Fitterer will no longer serve as a portfolio manager for the portion of the Fund’s assets allocated to Wells Capital Management Incorporated. Accordingly, as of June 1, 2019, all references to Lyle Fitterer are deleted.

X. Effective June 1, 2019, Bruce R. Johns and Terry J. Goode will be added as portfolio managers for the portion of the Fund’s assets allocated to Wells Capital Mangaement Incorporated. Accordingly, as of June 1, 2019, in the “Subadvisers and

Portfolio Managers” section of the Summary Section for the Morningstar Municipal Bond Fund (PRO p. 26), the portion of the table relating to Wells Capital Management Incorporated is replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Wells Capital Management Incorporated
Wendy S. Casetta	Senior Portfolio Manager	Since Inception
Robert J. Miller	Senior Portfolio Manager	Since Inception
Bruce R. Johns	Portfolio Manager	June 2019
Terry J. Goode	Senior Portfolio Manager	June 2019

XI. Effective June 1, 2019, under the “Management of the Funds—Subadvisers and Portfolio Managers—Morningstar Municipal Bond Fund—Wells Capital Management, Inc. (WellsCap)” section of the Prospectus (PRO p. 84), Lyle J. Fitterer, CFA’s biography is removed and the following paragraphs are inserted under Robert J. Miller’s biography:

Bruce R. Johns—Bruce Johns is a portfolio manager for the Wells Fargo Asset Management (WFAM) Municipal Fixed Income team. In this capacity, he manages certain state-specific mutual funds and oversees management for portfolio liquidity assets. In addition, he is a research analyst for several health care sector issuers. Bruce joined WFAM from Strong Capital Management, where he was a senior research analyst. Prior to taking on the role of research analyst at Strong, his area of responsibility included all fixed-income settlements operations. Bruce began his investment industry career as a mutual fund and brokerage agent with Strong Financial Services. He earned a bachelor’s degree in business and finance from the University of Wisconsin, Parkside. Bruce is a member of the National Federation of Municipal Analysts and the Minnesota Society of Municipal Analysts.

Terry J. Goode—Terry Goode is a senior portfolio manager for the Wells Fargo Asset Management (WFAM) Municipal Fixed Income team. Previously, Terry served as the leader of the WFAM Tax-Exempt Research team, where he managed a group of professionals who provide credit research for the Municipal Fixed Income team. Prior to joining WFAM, he performed similar research duties and provided bond ratings as a director at Standard & Poor’s Credit Market Services. He began his investment industry career when he held a similar position with Wells Fargo Bank’s health care division, analyzing the credit quality for a variety of nonprofit and corporate health care organizations. He earned a bachelor’s degree in economics from the University of California, Los Angeles, and a master’s degree in business administration with an emphasis in finance and investment strategy from the Haas School of Business at the University of California, Berkeley. Terry is a member of the California Society of Municipal Analysts, the National Federation of Municipal Analysts, and the Healthcare Financial Management Association.

XII. Effective June 1, 2019, the WellsCap section of the table in the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” section of the Statement of Additional Information (SAI p. 56) is replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
WellsCap[1]
Wendy S. Casetta	6 $10.9 billion	0 $0	10 $1.9 billion	0 $0	0 $0	0 $0
Robert J. Miller	9 $11.7 billion	0 $0	7 $1.2 billion	0 $0	0 $0	0 $0
Bruce R. Johns	6 $4.6 billion	0 $0	0 $0	0 $0	0 $0	0 $0
Terry J. Goode	5 $1.8 billion	0 $0	1 $343 million	0 $0	0 $0	0 $0

1 Information for WellsCap portfolio managers provided as of December 31, 2018.

Please retain this supplement for future reference.